UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

      Investment Company Act file number             811-21190

                         SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

(Exact name of registrant as specified in charter)

527 Madison Avenue-4th Floor

                               New York, NY 10022

(Address of principal executive offices) (Zip code)

Marie Noble

SkyBridge Capital II, LLC

527 Madison Avenue-4th Floor

                                 New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 485-3100

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SkyBridge

Multi-Adviser Hedge Fund Portfolios LLC

Semi-Annual Report

September 30, 2020

(Unaudited)

Important Notice to Shareholders

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Company’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on www.skybridge.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Company electronically by contacting the Company at 1-855-631-5474.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting the Company at 1-855-631-5474.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Statement of Assets and Liabilities

September 30, 2020 (Unaudited)

Assets

Investments in Investment Funds, at fair value (cost $2,444,781,720)	$2,569,944,738
Cash	77,763,563
Receivable for redemptions from Investment Funds	1,049,975,811
Interest receivable	327
Other assets	362,809

Total assets	3,698,047,248

Liabilities

Redemptions payable	1,003,102,486
Redemption from Investment Fund received in advance	34,500,000
Management fee payable	4,576,850
Contributions received in advance	1,110,000
Shareholder servicing fee payable	762,808
Professional fees payable	325,905
Directors’ fees payable	57,045
Accounts payable and other accrued expenses	574,660

Total liabilities	1,045,009,754

Commitments and contingencies (see Note 3)	–

Shareholders’ Capital (2,612,994.908 Shares Outstanding)	$2,653,037,494

Net asset value per share	$1,015.32

Composition of Shareholders’ Capital

Paid-in capital	$3,465,723,828
Distributable earnings (loss)	(812,686,334)

Shareholders’ Capital	$2,653,037,494

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments

September 30, 2020 (Unaudited)

	First Acquisition Date	Cost	Fair Value	% of Shareholders’ Capital
Investments in Investment Funds - ‡
Directional Equity
RIEF Strategic Partners Fund International L.P. - Series SB - a	06/01/2020	$8,105,518	$7,738,984	0.29%

Total Directional Equity		8,105,518	7,738,984	0.29

Directional Macro
AHL (Cayman) SPC - Class A1 - a	05/01/2020	5,000,000	4,965,652	0.19

Total Directional Macro		5,000,000	4,965,652	0.19

Event Driven
400 Capital Credit Opportunities Fund LP - b,e	11/01/2014	54,404,918	70,728,098	2.67
400 Capital Credit Opportunities Fund Ltd. - b,e	04/01/2016	99,184,639	123,852,710	4.67
AG Mortgage Value Partners, L.P. - b,e	10/01/2018	174,757,279	174,431,027	6.57
AG Mortgage Value Partners, Ltd. - b,e	02/01/2019	68,213,903	65,995,998	2.49
Axonic Credit Opportunities Fund L.P. - b	08/01/2011	59,427,128	70,442,182	2.66
Axonic Credit Opportunities Overseas Fund, Ltd. - b	08/01/2011	62,654,935	71,732,136	2.70
Axonic Special Opportunities SBL Master Fund, LP - b,g	05/01/2019	11,641,269	10,835,663	0.41
Bayview Liquid Credit Strategies Domestic, L.P. - b,e	11/01/2017	19,575,000	18,027,901	0.68
Bayview Liquid Credit Strategies Offshore, L.P. - b,e	09/01/2017	101,179,263	92,536,840	3.49
Canyon Balanced Fund L.P. – b,e	04/01/2020	165,375,000	189,783,546	7.15
CQS ABS Feeder Fund Ltd - b	04/01/2019	104,721,830	104,334,858	3.93
Galton Mortgage Strategies Offshore Fund, Ltd. - b,e	07/01/2018	72,046,791	71,905,728	2.71
Galton Mortgage Strategies Onshore Fund, L.P. - b,e	07/01/2018	51,674,375	51,265,700	1.93
GoldenTree Offshore Fund, Ltd. - Side pocket 8 - d	01/01/2013	402,045	1,131,167	0.04
Marathon European Credit Opportunity Fund II LP - c	02/01/2014	12,093,588	18,277,827	0.69
Marathon Securitized Credit Fund, L.P. - b,e	01/01/2016	10,951,663	10,672,561	0.40
Marathon Securitized Credit Fund, Ltd. - b,e	01/01/2011	11,087,966	13,855,538	0.52
Medalist Partners Harvest Fund Ltd - b,h	07/01/2017	89,700,000	51,720,634	1.95
Medalist Partners Harvest Fund, LP - b,h	08/01/2016	65,704,127	41,802,048	1.58
Mudrick Distressed Opportunity Fund, L.P. – b,e	09/01/2019	50,000,000	46,573,582	1.76
Oaktree Value Opportunities (Cayman) Fund, Ltd. - b,g	05/07/2020	100,000,000	108,169,917	4.08
Prophet Opportunity Partners (Offshore) LP - d	05/01/2016	23,203,507	14,898,057	0.56
Prophet Opportunity Partners LP - d	04/01/2016	26,653,891	19,331,326	0.73
Seer Capital Partners Fund L.P. - b	01/01/2012	126,582,885	165,370,950	6.23
Seer Capital Partners Offshore Fund II Ltd. - b,g	01/01/2020	100,000,000	89,011,725	3.36
Seer Capital Partners Offshore Fund Ltd. - b	01/01/2016	8,134,859	10,080,332	0.38
SMS Ltd. - Class L Band 2Y - f,g	04/01/2019	506,116	620,013	0.02
Sola 1 - Class L Band 2Y - f,g	04/01/2019	8,834,692	10,830,379	0.41
Solus LLC - Class L Band 2Y - f,g	04/01/2019	4,298,637	5,271,062	0.20
Third Point Hellenic Recovery US Feeder Fund, L.P. - c	05/01/2013	24,198,671	27,556,281	1.04
Third Point Offshore Fund, Ltd. - b	09/01/2020	122,067,626	121,094,626	4.56
Waterfall Eden Fund, L.P. - b,e	11/01/2012	5,219,946	6,338,361	0.24
Waterfall Eden Fund, Ltd. - b,e	03/01/2013	8,979,901	11,228,963	0.42

Total Event Driven		1,843,476,450	1,889,707,736	71.23

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

	First Acquisition Date	Cost	Fair Value	% of Shareholders’ Capital
Investments in Investment Funds - ‡ (continued)
Relative Value
Context Partners Fund, L.P. - b	02/01/2019	$18,750,000	$23,252,725	0.88%
EJF Debt Opportunities Fund, L.P. - b	05/01/2011	1,128,671	1,496,719	0.06
Hildene Opportunities Fund II, L.P. - b,g	04/01/2017	54,375,000	59,541,004	2.24
Hildene Opportunities Offshore Fund II, Ltd. - b,g	04/01/2017	67,725,000	76,295,728	2.88
Linden Investors LP - b,e	01/01/2015	129,858,462	164,261,807	6.19
Metacapital Mortgage Opportunities Fund, L.P. Class B - b,e	11/01/2011	10,723,124	10,086,992	0.38
Metacapital Mortgage Opportunities Fund, Ltd. Class E - b,e	12/01/2011	32,255,264	32,927,277	1.24
Millennium International, Ltd. - b,e	08/01/2015	23,384,231	34,371,871	1.29
Point72 Capital International, Ltd. - b,e	06/01/2020	250,000,000	265,298,243	10.00

Total Relative Value		588,199,752	667,532,366	25.16

Total Investments in Investment Funds - *		$2,444,781,720†	$2,569,944,738	96.87

Other Assets, less Liabilities			83,092,756	3.13

Shareholders’ Capital			$2,653,037,494	100.00%

Note:	Investments in underlying Investment Funds are categorized by investment strategy.
a	Redemptions permitted monthly.
b	Redemptions permitted quarterly.
c	Term vehicles with multi-year hard lock, subject to periodic distributions. The Company held $45,834,108 (1.78% of total Investments in Investment Funds) of term vehicles at September 30, 2020.
d

Illiquid, redeemable only when underlying investment is realized or converted to regular interest in Investment Fund. The Company held $35,360,550 (1.38% of total Investments in Investment Funds) of illiquid investments at September 30, 2020.

e	As of September 30, 2020, subject to gated redemptions (these are investor-level percentage limitations on redemption).
f	Redemptions permitted semi-annually.
g	Subject to a current lock-up on liquidity provisions on a greater than quarterly basis.
h	As of September 30, 2020, redemptions are temporarily suspended.
‡	The Company’s Investments in Investment Funds are exempt from registration under the Securities Act of 1933, as amended, and contain restrictions on resale and cannot be sold publicly.
*	All Investments in Investment Funds are non-income producing.
†	The cost and unrealized appreciation/(depreciation) of investments as of September 30, 2020, as computed for federal tax purposes, were as follows:

Aggregate cost	$3,041,285,072

Gross unrealized appreciation	$183,141,862
Gross unrealized depreciation	(654,482,196)

Net unrealized depreciation	$(471,340,334)

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Statement of Operations

Six Months Ended September 30, 2020 (Unaudited)

Investment income
Interest income	$50,177

Total investment income	50,177

Expenses
Management fee	27,459,224
Shareholder servicing fee	4,576,537
Administration fees	3,473,803
Professional fees	1,588,801
Risk monitoring fees	1,231,657
Interest expense	667,793
Custodian fees	264,557
Directors’ fees and expenses	124,000
Filing fees	118,083
Miscellaneous expenses	1,315,235

Total expenses	40,819,690

Net investment loss	(40,769,513)

Net realized gain and net change in unrealized appreciation on investments in Investment Funds and securities
Net realized gain on sales of investments in Investment Funds	94,553,018
Net realized loss from securities	(8,630,679)
Net change in unrealized appreciation on investments in Investment Funds	344,672,865
Net change in unrealized appreciation on investments in securities	9,302,767

Net realized gain and net change in unrealized appreciation on investments in Investment Funds and securities	439,897,971

Net increase in Shareholders’ capital from operations	$399,128,458

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Statements of Changes in Shareholders’ Capital

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Operations
Net investment loss	$(40,769,513)	$(94,345,447)
Net realized gain on sales of investments in Investment Funds	94,553,018	194,266,753
Net realized gain/(loss) from securities and derivative contracts	(8,630,679)	21,714,162
Net change in unrealized appreciation/(depreciation) on investments in Investment Funds	344,672,865	(1,157,762,863)
Net change in unrealized appreciation on investments in securities	9,302,767	–

Net increase/(decrease) in Shareholders’ Capital from operations	399,128,458	(1,036,127,395)

Distributions

Distributions from distributable loss	–	(91,751,437)
Tax return of capital	–	(17,462,560)

Decrease in Shareholders’ Capital from Distributions to Shareholders	–	(109,213,997)

Shareholders’ Capital Transactions
Capital contributions	22,558,073	270,547,448
Reinvestment of distributions	–	97,707,243
Capital redemptions	(1,336,830,438)	(498,166,865)

Decrease in Shareholders’ Capital from Capital Transactions	(1,314,272,365)	(129,912,174)

Shareholders’ Capital at beginning of period	3,568,181,401	4,843,434,967

Shareholders’ Capital at end of period (2,612,994.908 and 3,920,605.623 shares outstanding at September 30, 2020 and March 31, 2020, respectively)	$2,653,037,494	$3,568,181,401

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Statement of Cash Flows

Six Months Ended September 30, 2020 (Unaudited)

Cash flows from operating activities
Net increase in Shareholders’ capital from operations	$399,128,458
Adjustments to reconcile net increase in shareholders’ capital from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(1,000,500,000)
Proceeds from disposition of investments in Investment Funds	1,287,209,050
Proceeds from disposition of investments in securities	1,995,288
Net realized gain on sales of investments in Investment Funds	(94,553,018)
Net realized loss from securities	8,630,679
Net change in unrealized appreciation on investments in Investment Funds	(344,672,865)
Net change in unrealized appreciation from investment in securities	(9,302,767)
Changes in operating assets and liabilities:
Decrease in interest receivable	139,319
Increase in other assets	(236,854)
Increase in redemption from Investment Fund received in advance	34,500,000
Decrease in management fee payable	(9,184)
Decrease in professional fees payable	(387,522)
Decrease in directors’ fee payable	(63,719)
Increase in shareholder servicing fee payable	304,205
Decrease in accounts payable and other accrued expenses	(108,475)

Net cash provided by operating activities	282,072,595

Cash flows from financing activities
Capital contributions, net of change in contributions received in advance	23,549,167
Capital redemptions, net of change in redemptions payable	(429,210,353)
Proceeds from secured note payable	470,000,000
Payments for secured note payable	(470,000,000)

Net cash used in financing activities	(405,661,186)

Net decrease in cash	(123,588,591)
Cash at beginning of period	201,352,154

Cash at end of period	$77,763,563

Supplemental disclosure of financing activities:
Increase in contributions received in advance	$1,110,000

Increase in redemptions payable	$907,501,176

Supplemental disclosure of cash flow information:
Interest paid during the period	$667,793

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Financial Highlights

-

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Net Asset Value per Share, beginning of period:	$910.11	$1,194.78	$1,199.12	$1,151.83	$1,083.68	$1,252.45
Income/(loss) from investment operations:
Net investment (loss)*	(10.83)	(23.28)	(22.25)	(21.69)	(20.55)	(21.18)
Net realized and unrealized gain/(loss) from investments	116.04	(234.37)	60.17	113.18	105.40	(123.10)

Total income/(loss) from investment operations	105.21	(257.65)	37.92	91.49	84.85	(144.28)

Distributions from net investment income	–	(27.02)	(42.26)	(44.20)	(16.70)	(8.65)
Distributions from net realized gains	–	–	–	–	–	(15.84)

Total distributions	–	(27.02)	(42.26)	(44.20)	(16.70)	(24.49)

Net Asset Value per Share, end of period:	$1,015.32	$910.11	$1,194.78	$1,199.12	$1,151.83	$1,083.68

Total return	11.56%(b)	(22.11%)	3.25%	8.04%	7.87%	(11.64%)
Ratios/Supplemental Data:
Shareholders’ capital, end of period:	$2,653,037,494	$3,568,181,401	$4,843,434,967	$4,835,226,075	$5,436,637,033	$6,677,251,740

Portfolio turnover	31.81%	15.78%(c)	20.63%	22.56%	29.75%	41.92%
Ratio of expenses to average Shareholders’ capital**	2.36%(a)	1.97%	1.84%	1.85%	1.87%	1.77%
Ratio of net investment loss to average Shareholders’ capital**	(2.36%)(a)	(1.96%)	(1.83%)	(1.85%)	(1.87%)	(1.77%)

The above ratios and total returns may vary for individual investors based on the timing of capital transactions during the period.

(a)	Annualized.

(b)	Not Annualized.

(c)	The portfolio turnover excludes ETF transactions, had ETF transactions been included, the portfolio turnover would be 22.52%.

*	Per share data of net investment loss is computed using the total of monthly income and expense divided by beginning of month shares.

**

The ratios of expenses and net investment loss to average Shareholders’ capital do not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds or the impact of any placement fees paid by the Shareholder.

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements

September 30, 2020 (Unaudited)

1.	Organization

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (formerly known as Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC) (the “Company”) was organized as a Delaware limited liability company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 as amended (the “1933 Act”).

The investment objective of the Company is to achieve capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third-party investment managers (“Investment Managers”) that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leveraged and/or short-sale positions to take advantage of perceived inefficiencies across the global markets, often referred to as “alternative” strategies. Because the Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of the Company can be described as a fund of hedge funds.

Shares of the Company (“Shares”) are sold to eligible investors (referred to as “Shareholders”). The minimum initial investment in the Company from each Shareholder is $25,000; the minimum additional investment is $10,000.

SkyBridge Capital II, LLC (the “Adviser” or “SkyBridge”), a Delaware limited liability company, serves as the Company’s investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of the Company’s assets to various Investment Funds. Under the Company’s governing documents, the Company has delegated substantially all authority to oversee the management of the operations and assets of the Company to the Board of Directors (each member a “Director” and collectively, the “Board of Directors”).

2.	Significant Accounting Policies

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are expressed in United States dollars. The Company is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies (“ASC 946”). The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Portfolio Valuation

The Company accounts for its investments in accordance with GAAP, and fair values its investments in accordance with the provisions of the FASB ASC Topic 820 Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

and requires enhanced disclosures about fair value measurements. Investments are reflected in the financial statements at fair value. Fair value is the estimated amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.

The Company has formal valuation procedures approved by the Board of Directors. The Adviser performs its duties under the procedures principally through an internal valuation body, which meets at least monthly. The Valuation Committee, which is under the purview of the Board of Directors, receives valuation reports from the Adviser on a quarterly basis and determines if valuation procedures are operating as expected and the outcomes are reliable.

Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements, offering memoranda and such negotiated “side letter” or similar arrangements as the Adviser may have entered into with the Investment Fund on behalf of the Company. The Company’s investments in the Investment Funds are carried at fair value as determined by the Company’s interest in the net assets of each Investment Fund using net asset value, or its equivalent, (“NAV”) as a practical expedient or as otherwise determined in accordance with the Company’s valuation procedures.

Prior to investing in any Investment Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Investment Fund, and will perform ongoing monitoring due diligence. The results of ongoing, post-investment diligence reviews are used to assess the reasonableness of continued reliance on the valuations reported by the Investment Funds. The NAV supplied by Investment Funds are net of management and performance incentive fees or other allocations payable to the Investment Funds’ managers as required by the Investment Funds’ agreements. Each Investment Manager to which the Adviser allocates assets will charge the Company, as an investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 10% to 25% of net profits annually. These management and incentive fees are accounted for in the valuations of the Investment Funds and are neither included in the management fee reflected in the Statement of Operations nor in expenses and net investment loss ratios reflected in the Financial Highlights.

The Company may invest in Investment Funds that may designate certain investments within those Investment Funds, typically those that are especially illiquid and/or hard to value, as “special situation” (often called “Side-Pocket”) investments with additional redemption limitations. Such a Side-Pocket is, in effect, similar to a private equity fund that requires its investors to remain invested for the duration of the fund and distributes returns on the investment only when liquid assets are generated within the fund, typically through the sale of the fund’s illiquid assets in exchange for cash.

As a general matter, the fair value of the Company’s investment in an Investment Fund represents the amount that the Company can reasonably expect to receive if the Company’s investment was sold at its reported NAV. Determination of fair value involves subjective judgment and amounts ultimately

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

realized may vary from estimated values. The Investment Funds generally provide for periodic redemptions ranging from monthly to semi-annual, subject to various lock-up on liquidity provisions and redemption gates. Investment Funds generally require advance notice of a shareholder’s intent to redeem its interest, and may, depending on the Investment Funds’ governing agreements, deny or delay a redemption request. The Company considers whether a liquidity discount on any Investment Fund should be taken due to redemption restrictions or suspensions by the Investment Fund. No liquidity discount was applied when determining the fair value of the Investment Funds as of September 30, 2020. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

b.	Net Asset Value Determination

The net asset value of the Company is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

Retroactive adjustments to the Company’s net asset value might be made after the valuation date, based on information which becomes available after a previous valuation date, which could impact the net asset value per share at which Shareholders purchase or sell Company Shares. For example, fiscal year-end net asset values of an Investment Fund may be revised as a result of a year-end audit performed by the independent auditors of that Investment Fund. Other adjustments to the Company’s net asset value may also occur from time to time, such as from the misapplication by the Company or its agents of the valuation policies described in the Company’s valuation procedures.

Retroactive adjustments to the Company’s net asset value and Shareholder accounts, which are caused by adjustments to the Investment Funds values or by a misapplication of the Company’s valuation policies, that are able to be made within 90 days of the valuation date(s) to which the adjustment would apply will be made automatically unless determined to be immaterial. Other potential retroactive adjustments, regardless of whether their impact increases or decreases the Company’s net asset value, are evaluated qualitatively and quantitatively by management of the Company in determining if adjustment is to be made. All retroactive adjustments are reported to the Company’s Valuation Committee and reported to affected Shareholders.

The Company follows a policy which permits revisions to the number of Shares purchased or sold by Shareholders due to retroactive adjustments made under the circumstances described above which occur within 90 days of the valuation date. In circumstances where a retroactive adjustment is not made under the circumstances described above, Shares purchased or sold by Shareholders will not be adjusted. As a result, to the extent that the subsequent impact of the event which was not adjusted adversely affects the Company’s net asset value, the outstanding Shares of the Company will be adversely affected by prior repurchases made at a net asset value per Share higher than the adjusted value. Conversely, any increases in net asset value per Share resulting from such subsequent impact will be to the benefit of the holders of the outstanding Shares of the Company and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value per Share lower than

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

the post-impact value. New Shareholders may be affected in a similar way, because the same principles apply to the purchase of Shares.

c.	Income Recognition and Expenses

Interest income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred. Income, expenses and realized and unrealized gains and losses are recorded monthly.

The change in an Investment Fund’s net asset value is included in net change in unrealized appreciation/(depreciation) on investments in Investment Funds on the Statement of Operations. The Company accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. For tax purposes, the Company uses the cost recovery method with respect to sales of Investment Funds that are classified as partnerships for U.S. federal tax purposes, and the first-in-first-out method with respect to sales of Investment Funds that are classified as corporations for U.S. federal tax purposes.

The Company bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors.

d.	Income Taxes

It is the Company’s intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies (“RICs”) and distribute substantially all of its taxable net investment income and capital gains, if any, to Shareholders each year. While the Company intends to distribute substantially all of its taxable net investment income and capital gains, in the manner necessary to avoid imposition of the 4% excise tax, it is possible that some excise tax will be incurred. In such event, the Company will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements. During the period ended September 30, 2020, the Company did not incur any excise tax.

The Company has analyzed tax positions taken or expected to be taken in the course of preparing the Company’s tax return for all open tax years and has concluded, as of September 30, 2020, no provision for income tax is required in the Company’s financial statements. The Company’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Company recognizes tax related interest and penalties, if any, as income tax expense in the Statement of Operations. During the period ended September 30, 2020, the Company did not incur any interest or penalties.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

e.	Cash

Cash represents cash in an opened sweep account. Cash held at financial institutions may exceed the amount insured by the Federal Deposit Insurance Corporation. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

f.	Use of Estimates and Reclassifications

The preparation of financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ materially.

3.	Fair Value Disclosures

The Company uses the NAV, as a practical expedient, provided by Investment Funds as its measure of fair value of an investment in an Investment Fund when (i) the Company’s investment does not have a readily determinable fair value and (ii) the NAV of the Investment Fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Company’s investments have been classified, the Company has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain redemption restrictions at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Company discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1- Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3- Inputs that are unobservable.

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

determine valuation based on their own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the Company’s assets measured at fair value as of September 30, 2020, by ASC 820 fair value hierarchy levels:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments Measured at Net Asset Value	Total Fair Value at September 30, 2020

Investments in Investment Funds	$—	$—	$—	$2,569,944,738	$2,569,944,738

The Company’s investments in Investment Funds for which fair value is measured using NAV per share as a practical expedient, in the amount of $2,569,944,738 have not been categorized in the fair value hierarchy.

The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Company as of September 30, 2020 and measured at fair value using the NAV per share practical expedient. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which would be considered in fair value measurement and disclosure.

Directional Equity fund takes long and short stock positions. The manager may attempt to profit from both long and short stock positions independently, or profit from the relative outperformance of long positions against short positions. The stock picking and portfolio construction process is usually based on bottom-up fundamental stock analysis, but may also include top-down macro-based views, market trends and sentiment factors. Directional equity managers may specialize by region (e.g., global, U.S., Europe or Japan) or by sector. No assurance can be given that the managers will be able to correctly locate profitable trading opportunities, and such opportunities may be adversely affected by unforeseen events. In addition, short selling creates the risk of loss if the security that has been sold short appreciates in value. 100 percent of the Investment Funds within this strategy have monthly liquidity, subject to a 60 day notice period.

Directional Macro strategies require well developed risk management procedures due to the frequent employment of leverage. Investment managers may trade futures, options on future contracts and foreign exchange contracts and may trade in diversified markets or focus on one market

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

sector. Two types of strategies employed by directional macro managers are discretionary and systematic trading. Discretionary trading strategies seek to dynamically allocate capital to relatively short-term trading opportunities around the world. Directional strategies (seeking to participate in rising and declining markets when the trend appears strong and justified by fundamentals) and relative value approaches (establishing long positions in undervalued instruments and short positions in related instruments believed to be over valued) or in “spread” positions in an attempt to capture changes in the relationships between instruments. Systematic trading strategies generally rely on computerized trading systems or models to identify and capitalize on trends in financial and commodity markets. This systematic approach allows investment managers to seek to take advantage of price patterns in very large number of markets. The trading models may be focused on technical or fundamental factors or combination of factors. 100 percent of the Investment Funds in this strategy have monthly liquidity, subject to a 5 day notice period.

Event Driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations and share buybacks. Event driven strategies include “merger arbitrage” and “distressed securities”. Generally, the Investment Funds within this strategy have quarterly liquidity, subject to a 60 to 180 day notice period. Investment Funds in this strategy, representing approximately 2 percent of the Investment Funds in this strategy are illiquid or side pocket investments with suspended redemptions. Approximately 12 percent of the Investment Funds in this strategy are subject to hard lock up provisions to be lifted after 12 months to 24 months. Approximately 2 percent in this strategy are term vehicles with multi-year hard locks subject to periodic distributions. Approximately 50 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months. Approximately 5 percent of the Investment Funds in this strategy have temporarily suspended redemptions. The remaining approximately 29 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date.

Relative Value strategies seek to take advantage of specific pricing anomalies, while also seeking to maintain minimal exposure to systematic market risk. This may be achieved by purchasing one security previously believed to be undervalued, while selling short another security perceived to be overvalued. Relative value arbitrage strategies include equity market neutral, statistical arbitrage, convertible arbitrage, and fixed income arbitrage. Some investment managers classified as multi-strategy relative value arbitrage use a combination of these substrategies. Generally, the Investment Funds within this strategy have quarterly liquidity, subject to a 45 to 90 day notice period. Approximately 76 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months. Approximately 20 percent of the Investment Funds in this strategy are subject to hard lock up provisions to be lifted after 12 months. The remaining approximately 4 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The Company follows the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly changed and identifying transactions that are not orderly. Accordingly, if the Company determines that either the volume and/or level of activity for an asset or liability has significantly changed (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances.

The guidance also provides a list of factors to determine whether there has been a significant change in relation to normal market activity. Regardless of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.

The Company has unfunded capital commitments in the amount of $34,267,992 as of September 30, 2020.

4.	Management Fee, Administrative Fee, Shareholder Servicing Fee, Related Party Transactions and Other

The Adviser provides investment management services to the Company. The Adviser acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In consideration for such services, the Company pays the Adviser a monthly management fee of 0.125% (1.50% annually) based on end of month Shareholders’ capital.

Hastings Capital Group, LLC, an affiliate of the Adviser, has been appointed to serve as the Company’s principal underwriter (the “Principal Underwriter”) with authority to sell Shares directly and to appoint placement agents to assist the Principal Underwriter in selling Shares. Underwriting fees in the amount of $8,000 are accrued on a monthly basis. Total amounts expensed related to underwriting fees by the Company for the period ended September 30, 2020 were $48,000 and are included in miscellaneous expenses on the Statement of Operations of which $8,000 remains payable and is included in accounts payable and other accrued expenses on the Statement of Assets and Liabilities. Placement agents may be retained by the Company to assist in the placement of the Company’s Shares.

The Company has entered into agreements with third parties to act as additional placement agents for the Company’s Shares. Placement fees ranging from 0% to 3% of a Shareholder’s subscription amount may be paid to the placement agents by the Shareholder. Placement fees do not constitute a capital contribution by the Shareholder to the Company and will not be part of the assets of the Company. In addition to the placement fee paid by Shareholders, the Adviser or its affiliates, including the Principal Underwriter, may pay from their own resources additional compensation to the Placement Agents in connection with placement of Shares or servicing of investors. As to each investor referred by a Placement Agent to date, such additional compensation approximates 0.75% to 0.85% of the value of the Shares held by the investor per annum.

Effective April 1, 2020, the Company is responsible for a per annum expense of 0.25% of net assets that will be paid to placement agents to cover a portion of the costs of the services that the placement agents provide to their customers that are shareholders of the Company. These costs are currently

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

being borne exclusively by SkyBridge and its affiliates. See the “Summary of Fees and Expenses” in the Company’s current prospectus dated July 31, 2020 (filed pursuant to Rule 497 under the Securities Act of 1933 on July 31, 2020). Total amount expensed relating to shareholder servicing fee provided by the Company for the period ended September 30, 2020 was $4,576,537 of which $762,808 remains payable.

The Adviser and BNY Mellon Investment Servicing (US) Inc. (“BNYM”) have separate agreements with the Company and act as co-administrators to the Company. BNYM provides certain accounting, recordkeeping, tax and investor related services and charges fees for their services based on a rate applied to the average Shareholders’ capital and are charged directly to the Company. Total amount expensed relating to administration services provided by BNYM for the period ended September 30, 2020 was $1,679,118 and are included in administration fees on the Statement of Operations of which $318,184 remains payable and is listed as accounts payable and other accrued expenses on the Statement of Assets and Liabilities.

The Adviser provides a variety of administrative and shareholder services under an administrative services agreement with the Company. The Adviser is paid an annual fee, payable monthly and, as of April 1, 2020, calculated at 0.10% of the Company’s monthly net assets. Total amount expensed relating to administrative services provided by the Adviser for the period ended September 30, 2020 was $1,794,685 and are included in administration fees on the Statement of Operations of which none remains payable.

Certain Directors of the Company are also directors and/or officers of other investment companies that are advised by the Adviser, including SkyBridge G II Fund, LLC.

Each Director who is not an “interested person” of the Company, as defined by the 1940 Act, receives, for his service as Director of the Company and SkyBridge G II Fund, LLC, an annual retainer effective July 1, 2018, of $90,000, a fee per telephonic meeting of the Board of Directors of $500 and a fee per in person meeting of the Board of Directors of $1,000 plus reasonable out of pocket expenses. The Chair of the Audit Committee will receive a $5,000 per year supplemental retainer. Directors will be reimbursed by the Company for their travel expenses related to Board meetings. A portion of such fees and costs will be allocated to each fund according to its relative net assets and a portion will be split equally between each fund.

Total amounts expensed related to Directors by the Company for the period ended September 30, 2020 were $124,000, of which $57,045 remains payable.

The Bank of New York Mellon serves as custodian of the Company’s assets and provides custodial services for the Company. Fees payable to the custodian and reimbursement for certain expenses are paid by the Company. Total amounts expensed related to custodian fees by the Company for the period ended September 30, 2020 were $264,557, of which $44,718 remains payable and is listed as accounts payable and other accrued expenses on the Statement of Assets and Liabilities.

The Company has elected to, and intends to meet the requirements necessary to, qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. As such, the Company must

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements imposed by Subchapter M. To facilitate compliance with certain asset diversification requirements, the Company retains an independent third-party service provider. The primary roles of the third-party service provider are to collect and aggregate information with respect to the Investment Funds’ holdings and to test the Company’s compliance with certain asset diversification requirements each quarter. Total amount expensed relating to these services for the period ended September 30, 2020 was $893,804 and is included in risk monitoring fees on the Statement of Operations, of which $149,625 remains payable and is listed as accounts payable and other accrued expenses on the Statement of Assets and Liabilities.

5.	Securities Transactions

The following table lists the aggregate purchases and proceeds from sales of Investment Funds for the period ended September 30, 2020, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation as of September 30, 2020.

Cost of purchases*	$1,425,945,865

Proceeds from sales*	$2,209,602,251

Gross unrealized appreciation	$233,852,282
Gross unrealized depreciation	(108,689,264)

Net unrealized appreciation	$125,163,018

*

Cost of purchases and proceeds from sales include non-cash transfers of $372,483,756 for the period ended September 30, 2020, representing transfers between share classes within the same Investment Fund, onshore and offshore Investment Funds under the same manager, and Investment Funds under the same manager.

$85,772,186 of the non-cash transfers was recorded as a redemption receivable at March 31, 2020.

6.	Loan Payable

a.	Line of Credit

On June 26, 2020, the Company renewed an uncommitted line of credit (the “Line of Credit”) with an unaffiliated bank expiring on June 25, 2021. Subject to the terms of the Line of Credit Agreement, the Company may borrow up to $25,000,000 (the “Maximum Amount”). The Company pays interest on the unpaid principal balance at a rate per annum for each day equal to the sum of (a) two percent (2%) per annum, plus (b) the higher of (i) the Federal Funds Effective Rate in respect of such day, and (ii) Overnight LIBOR rate in respect of such day, but in any case not in excess of the maximum rate permitted by law. In addition, the Company will pay to the lender an administration fee in an amount calculated at the rate of 0.125% per annum of the Maximum Amount. The administration fee for the period ended September 30, 2020 was $70,313 and is included in miscellaneous expenses on

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

the Statement of Operations of which $7,813 remains payable and is listed as accounts payable and other accrued expenses on the Statement of Assets and Liabilities.

For the period ended September 30, 2020, the Company had no loan outstanding under the Line of Credit.

b.	Variable Funding Note

The Company issued a Secured Variable Funding Note (the “Note”) in December 2013. Under an amended and restated Note Purchase Agreement dated December 19, 2016, as amended March 31, 2017, December 22, 2017, December 21, 2018, December 20, 2019 and June 26, 2020, an unaffiliated bank agreed to purchase the Note with a scheduled maturity date of December 18, 2020. The Note has a maximum notional amount of $200,000,000 and pays interest of USD 1 month LIBOR plus 1.00% per annum. A fee of 0.50% per annum accrues daily on the whole notional amount of the Note. The fee for the period ended September 30, 2020 was $436,667 and is included in miscellaneous expenses on the Statement of Operations of which $44,445 remains payable and is listed as accounts payable and other accrued expenses on the Statement of Assets and Liabilities.

For the period ended September 30, 2020, the Company’s average interest rate paid on the Note was 0.94% per annum and the average amount outstanding was $271,645,833 during the periods whereby the Company had an amount outstanding. The Company had no loan outstanding under the Variable Funding Note at September 30, 2020. Interest expense for the period ended September 30, 2020 was $667,793 of which none remains payable.

c.	Credit Agreement

On July 17, 2020, the Company entered in to a committed credit agreement (“Credit Agreement”) with an unaffiliated bank expiring on July 15, 2021. Subject to the terms of the Credit Agreement, the Company may borrow up to $100,000,000.

The Company pays interest on the outstanding principal amount at a rate per annum equal to the applicable 1 month LIBOR rate for the applicable interest period plus the spread, which is 1.5% per annum. In addition, the Company will pay the commitment fee rate at 0.65% per annum. For the period ended September 30, 2020, the Company did not accrue or pay any fees.

For the period ended September 30, 2020, the Company had no loan outstanding under the Credit Agreement.

7.	Contributions, Redemptions, and Allocation of Income

The Company is authorized to issue an unlimited number of Shares, all at $0.00001 par value per Share. Such par value is included in paid-in capital in the Statement of Assets and Liabilities. Generally, initial and additional subscriptions for Shares may be accepted as of the first day of each month. The Adviser has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Shares in the Company. The Board of Directors

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

from time to time and in its complete and exclusive discretion, may determine to cause the Company to repurchase Shares from Shareholders pursuant to written tenders by Shareholders on such terms and conditions as it may determine. The Adviser expects that it typically will recommend to the Board of Directors that the Company offer to repurchase 5% to 20% of total outstanding Shares from Shareholders semi-annually, on each March 31 and September 30 (or, if any such date is not a business day, on the immediately preceding business day).

Transactions in Shares were as follows for the period ended September 30, 2020 and year ended March 31, 2020:

	September 30, 2020	March 31, 2020
Shares outstanding, beginning of period	3,920,605.623	4,053,817.691
Shares purchased	24,145.500	223,714.539
Shares issued for reinvestment of distributions	–	81,365.408
Shares redeemed	(1,331,756.215)	(438,292.015)

Shares outstanding, end of period	2,612,994.908	3,920,605.623

8.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps. The Company’s risk of loss in these Investment Funds is limited to the value of its investment in the respective Investment Funds.

9.	Income Taxes

As of September 30, 2020, the cost and composition of unrealized appreciation and depreciation on investments for federal income tax purposes is as follows:

Federal tax cost	$3,041,285,072

Gross unrealized appreciation	$183,141,862
Gross unrealized depreciation	(654,482,196)

Net unrealized depreciation	$(471,340,334)

The tax basis of distributable earnings as of March 31, 2020, the Company’s last fiscal year end, shown below represent future distribution requirements the Company must satisfy under the income tax regulations and losses the Company may be able to offset against income and gains realized in future years.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

Undistributed ordinary income	$–
Undistributed net capital gains/(capital loss carryforward)	(293,218,848)
Qualified late year loss deferrals	(93,274,910)
Accumulated net unrealized depreciation on investments	(825,321,034)

Distributable earnings (loss)	$(1,211,814,792)

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Company through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements except from below:

Since the start of January 2020, the outbreak of coronavirus, which is a rapidly evolving situation, has adversely impacted global commercial activities. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. The financial impact, if any, on the Company and its investments is uncertain at this time.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

FUND MANAGEMENT

(Information Unaudited)

The Company’s officers are appointed by the Directors and oversee the management of the day to day operations of the Company under the supervision of the Board of Directors. Two of the Directors and all of the officers of the Company are directors, officers or employees of the Adviser or its subsidiaries. The other Directors are not affiliated with the Adviser or its subsidiaries and are not “interested persons” as defined under Section 2(a)(19) of the 1940 Act (the “Independent Directors”). A list of the current Directors and officers of the Company and a brief statement of their present positions, principal occupations and directorships during the past five years are set out below. To the fullest extent allowed by applicable law, including the 1940 Act, the LLC Agreement indemnifies the Directors and officers for all costs, liabilities and expenses that they may experience as a result of their service as such.

Certain of the Directors and officers of the Company are also directors and/or officers of other investment companies that are advised by the Adviser, including SkyBridge G II Fund, LLC. (The Company and such other investment companies, if also registered under the 1940 Act, are referred to collectively in this section of the Prospectus as the “Fund Complex”.) The address for each Director and officer in his or her capacity as such is 527 Madison Avenue, 4th Floor, New York, New York 10022.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

INDEPENDENT DIRECTORS

(Information Unaudited)

NAME AND AGE	POSITION(S) HELD WITH THE COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
R. Stephen Hale (born 1951)	Director	December 2018 to present	Retired since 2017; prior thereto, Senior Hedge Fund Relationship Manager in Europe for BNP Paribas.	Two**	SkyBridge G II Fund, LLC

Molly A. Hall*** (born 1975)	Director	October 2019 to present	Founder of Miramar Alternatives, LLC since 2016; prior thereto, Executive Vice President and Alternatives Strategist at PIMCO.	Two**	SkyBridge G II Fund, LLC

Steven Krull (born 1957)	Director	November 2002 to present	Professor Emeritus of Finance at Hofstra University; Business Consultant; Consultant at McGraw Hill Financial.	Two**	SkyBridge G II Fund, LLC

*	Term of office of each Director is indefinite.

**	Includes the Company and SkyBridge G II Fund, LLC.

***	Ms. Hall was elected to the Board of Directors on October 15, 2019.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

INTERESTED DIRECTORS

(Information Unaudited)

NAME AND AGE	POSITION(S) HELD WITH THE COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
Raymond Nolte (born 1961)	President and Director (Chair)	September 2005 to present

Chief Investment
Officer, SkyBridge
(2010-present); CEO,
Citigroup Alternative
Investments Fund of
Hedge Funds Group
(2005-2010);
President, Director
and Portfolio
Manager of
SkyBridge
Multi-Adviser Hedge
Fund Portfolios LLC
since 2005.

				Two**	SkyBridge G II Fund, LLC

Brett S. Messing*** (born 1964)	Director	October 2019 to present	President (since 2018), Partner and Chief Operating Officer (since 2019) at SkyBridge; Senior Advisor at Export — Import Bank of the United States (2017)	Two**	SkyBridge G II Fund, LLC

*	Term of office of each Director is indefinite.

**	Includes the Company and SkyBridge G II Fund, LLC.

***	Mr. Messing was elected to the Board of Directors on October 15, 2019.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

OFFICERS

(Information Unaudited)

NAME AND AGE	POSITION(S) HELD WITH THE COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Raymond Nolte (born 1961)	President and Director	September 2005 to present	See table for “Interested Directors” above.

Christopher Hutt (born 1970)	Vice President	June 2009 to present	Vice President, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2009-present); Vice President, SkyBridge GII Fund, LLC (July 2011-present); Partner, SkyBridge Capital (January 2015-present)

A. Marie Noble (born 1972)	Chief Compliance Officer	December 2010 to present

Chief Compliance Officer, SkyBridge
Multi-Adviser Hedge Fund Portfolios LLC

(2010 to present); Chief Compliance Officer,
SkyBridge GII Fund, LLC (July
2011-present); General Counsel and Chief
Compliance Officer, SkyBridge Capital
(2010-present)

Robert J. Phillips (born 1962)	Treasurer and Principal Financial Officer	July 2010 to present	Treasurer and Principal Financial Officer,
SkyBridge Multi-Adviser Hedge Fund
Portfolios LLC (2010-present); Treasurer and
Principal Financial Officer SkyBridge GII
Fund, LLC (July 2011-present); Partner and
Chief Financial Officer, SkyBridge Capital
(2007-present)

Brahm Pillai (born 1979)	Secretary	June 2009 to present	Secretary, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2009-present); Secretary, SkyBridge GII Fund, LLC (July 2011-present); Director, SkyBridge Capital (January 2015-present)

*	Term of office of each officer is indefinite.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

ADDITIONAL INFORMATION

(Information Unaudited)

PROXY VOTING

A description of the Company’s Proxy Voting Policies and Procedures and the Company’s portfolio securities voting record for the period July 1, 2019 through June 30, 2020 is available on the Securities and Exchange Commission’s (“SEC”) web site at www.sec.gov. These are found on the site under “Filings - Search for Company Filings” and then “Company or fund name”.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM NPORT-EX”)

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-EX. The Company’s Form NPORT-EX is available on the SEC’s web site at www.sec.gov (by conducting a “Search for Company Filings”) and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC website without charge may be obtained by calling (800) SEC-0330.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

INVESTMENT ADVISORY AGREEMENT

(UNAUDITED)

The Company’s current investment advisory agreement with the Adviser (the “Investment Advisory Agreement”) provides that the Adviser is responsible, subject to the supervision of the Board of Directors, for formulating a continuing investment program for the Company. The Adviser makes all decisions as to the Company’s purchases and withdrawals of interests in Investment Funds. The Investment Advisory Agreement is terminable without penalty upon 60 days’ prior written notice by the Board of Directors to the Adviser and to the Shareholders, by vote of a majority, as defined by the 1940 Act, of the outstanding voting securities of the Company, or by the Adviser upon 60 days’ prior written notice. After an initial approval by shareholders, the Investment Advisory Agreement continues in effect from year to year if the continuance is approved annually by the Board of Directors (including a majority of the Independent Directors). The Investment Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as defined by the 1940 Act and the rules under that Act.

The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations to the Company, the Adviser and any partner, director, officer or employee of the Adviser, or any of their affiliates, executors, heirs, assigns, successors or other legal representatives, will not be liable to the Company for any error of judgment, for any mistake of law or for any act or omission by the person in connection with the performance of services to the Company. The Investment Advisory Agreement also provides for indemnification, to the fullest extent permitted by law, by the Company, the Adviser or any partner, director, officer or employee of the Adviser, and any of their affiliates, executors, heirs, assigns, successors or other legal representatives, against any liability or expense to which the person may be liable that arises in connection with the performance of services to the Company, so long as the liability or expense is not incurred by reason of the person’s willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

The Investment Advisory Agreement was approved by the Board of Directors most recently on June 25, 2020. In approving the Investment Advisory Agreement in June 2020, the Board of Directors considered the Company’s existing relationship with the Adviser and its affiliates, as well as the ongoing commitment of the Adviser to the Company.

The Directors also considered the Company’s investment performance to date and the resources and experience of the Adviser, its affiliates and the individuals dedicated to the Company’s investment program. In this regard, the Directors reviewed materials relevant to the investment performance of the Company and the Adviser, as well as various materials describing the Adviser and its personnel. They evaluated these factors in light of the nature, extent and quality of the services provided by the Adviser, the total compensation received, directly or indirectly (through soft dollar arrangements or other service benefits, to the extent applicable), by the Adviser from the Company and the total cost to the Company of using the Adviser’s services, taking into account both expenses borne by the Adviser and those that may be passed to the Company by the Adviser. The Board also considered the administrative services performed by the Advisers and the fee paid pursuant to the Administrative and Investor Services Agreement. In addition, they compared competitive prices for comparable services, reviewing fee information for a variety of investment funds similar in structure to the Company. Among other things, the Directors determined the Adviser’s fee is competitive to those charged by investment advisers to

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

similar funds (when, if applicable, the fees charged to those other funds were adjusted to reflect the effects of the incentive compensation to which certain of those funds were subject) and the Company’s expense ratio was reasonable given Company net assets. The Directors noted that the Adviser’s profitability appeared reasonable. As to economies of scale, the Adviser and the Board previously considered breakpoints with respect to the advisory fee and will consider breakpoints in the future should economies of scale for the Adviser be achieved on a meaningful level. To date, economies of scale from increases in assets under management have been shared with shareholders through investment in personnel and services by the Adviser in support of the Company, through generally declining total operating expense ratios (relative to those that prevailed when the Company’s net assets were lower), through generally more attractive investment terms negotiated with the underlying hedge funds in which the Company invests, and through the establishment of a breakpoint fee structure for the Administrative and Investor Services Agreement with the Adviser. The Directors also determined the Adviser’s resources and experience are satisfactory overall, and that sufficient resources and personnel are assigned to the Adviser’s management of the Company. Accordingly, they concluded continuing the Investment Advisory Agreement served the interests of the Company and the Shareholders.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

By (Signature and Title)* /s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date 11/27/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date 11/27/2020

By (Signature and Title)* /s/ Robert Phillips
Robert Phillips, Treasurer and Principal Financial Officer
(principal financial officer)

Date 11/27/2020

* Print the name and title of each signing officer under his or her signature.